INVESCO BOND FUNDS, INC.

         Supplement to Investor Class Prospectus dated October 31, 1999

The existing class of shares of INVESCO High Yield Fund, INVESCO Select Income Fund, INVESCO Tax-Free Bond Fund, and INVESCO U.S. Government Securities Fund is hereby designated as "Investor Class."

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

      HIGH YIELD FUND
      Management Fee                                        0.40%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)                                  0.38%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)            1.03%
                                                            =====

      SELECT INCOME FUND
      Management Fee                                        0.50%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)                                  0.46%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)(4)         1.21%
                                                            =====

      TAX-FREE BOND FUND
      Management Fee                                        0.55%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)                                  0.36%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)(4)         1.16%
                                                            =====

      U.S. GOVERNMENT SECURITIES FUND
      Management Fee                                        0.55%
      Distribution and Service (12b-1) Fees(1)              0.25%
      Other Expenses(2)(3)                                  0.85%
                                                            -----
      Total Annual Fund Operating Expenses(2)(3)(4)         1.65%
                                                            =====

     (1) Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
     (2) Each Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement.
     (3) The expense information presented in the table has been restated from the financials to reflect a change in the administrative services and transfer agency fees.
     (4) Certain advisory fees were voluntarily absorbed by INVESCO pursuant to a commitment between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, Select Income Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.31% and 1.06%, respectively, of the Fund's average net assets; Tax-Free Bond Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.10% and 0.90%, respectively, of the Fund's average net assets; and U.S. Government Securities Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.21% and 1.01%, respectively, of the Fund's average net assets;

The section of the Prospectus entitled "Fees And Expenses - Example" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's operating expenses remained the same. Although the actual costs and performance of a Fund may be higher or lower, based on these assumptions your costs would have been:

                                           1 YEAR     3 YEARS      5 YEARS      10 YEARS
      High Yield Fund                      $  105     $  328       $  569       $1,259
      Select Income Fund                   $  123     $  384       $  665       $1,466
      Tax-Free Bond Fund                   $  118     $  368       $  638       $1,409
      U.S. Government Securities Fund      $  168     $  520       $  897       $1,955

The section of the Funds' Prospectus entitled "Risks Associated With Particular Investments - Foreign Securities Risks" is amended to (1) delete the second sentence of the first paragraph and (2) substitute the following in its place:

      High Yield and Select Income Funds may invest up to 25% of their assets in foreign debt securities.

The section of the Prospectus entitled "Fund Management" is amended to add the following paragraph after the second paragraph:

      A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas, is the sub-adviser to Tax-Free Bond Fund.

The section of the Prospectus entitled "Fund Management" is amended to (1) delete the third paragraph in its entirety and (2) substitute the following paragraph in its place:

      INVESCO, AIM and IDI are subsidiaries of AMVESCAP PLC.

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first, fourth and fifth paragraphs and (2) substitute the following paragraphs in their place, respectively:

      The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio holdings:

      FUND                                  PORTFOLIO MANAGER(S)
      High Yield                            Donovan J. (Jerry) Paul
      Select Income                         Donovan J. (Jerry) Paul
      Tax-Free Bond                         Richard A. Berry
      U.S. Government Securities            Richard R. Hinderlie

      RICHARD A. BERRY, a vice president and senior portfolio manager of AIM, is the portfolio manager of Tax-Free Bond Fund. Richard manages several other AIM fixed-income funds. Before joining AIM in 1987, he served at various times as senior vice president for InterFirst Investment Management
      Company, manager of investor relations at Texas Industries, Inc., vice president of Banc Texas, and investment officer at Southwestern Life Insurance Company. Richard is a Chartered Financial Analyst. He received his M.B.A. in finance and his B.B.A. from Texas Christian University.

      Dick Hinderlie is a member of the INVESCO Fixed-Income Team, which is led by Jerry Paul.

The section of the Prospectus entitled "How To Buy Shares" is amended to add the following sentence at the end of the first paragraph:

      If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund
      - Investor Class, a series of INVESCO Money Market Funds, Inc.

Effectively immediately, the section of the Funds' Prospectus entitled "Your Account Services" is amended to add the following new subsection after the subsection entitled "Telephone Transactions":

      HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all of your required mailings.


This Supplement supercedes the Supplements dated April 1, 2000 and May 10, 2000.

The date of this Supplement is June 1, 2000.

                            INVESCO BOND FUNDS, INC.


            Supplement to Class C Prospectus dated February 15, 2000


The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

        ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

      HIGH YIELD FUND - CLASS C
      Management Fee                                  0.40%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.38%
                                                      -----
      Total Annual Fund Operating Expenses(2)         1.78%
                                                      =====

      SELECT INCOME FUND - CLASS C
      Management Fee                                  0.50%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.46%
                                                      -----
      Total Annual Fund Operating Expenses(2)         1.96%
                                                      =====

      TAX-FREE BOND FUND - CLASS C
      Management Fee                                  0.55%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.36%
                                                      -----
      Total Annual Fund Operating Expenses(2)         1.91%
                                                      =====

      U.S. GOVERNMENT SECURITIES FUND - CLASS C
      Management Fee                                  0.55%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.85%
                                                      -----
      Total Annual Fund Operating Expenses(2)         2.40%
                                                      =====

     (1) Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
     (2) Based on estimated expenses for the current fiscal year, which may be more or less than actual expenses. Actual expenses are not provided because the Funds' Class C shares were not offered until February 15, 2000. Certain expenses of the Funds will be absorbed by INVESCO in order to ensure that expenses for High Yield Fund Class C, Select
          Income Fund - Class C, Tax-Free Bond Fund - Class C and U.S. Government Securities Fund - Class C will not exceed 2.00%, 1.80%, 1.65% and 1.75%, respectively, of each Fund's average net assets attributable to Class C shares pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, Select Income Fund - Class C shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending August 31, 2000 are estimated to be 0.31% and 1.81%, respectively, of the Fund's average net assets attributable to Class C shares; Tax-Free Bond Fund - Class C shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending August 31, 2000 are estimated to be 0.10% and 1.65%, respectively, of the Fund's average net assets attributable to Class C shares; and U.S. Government Securities Fund - Class C shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending August 31, 2000 are estimated to be 0.21% and 1.76%, respectively, of the Fund's average net assets attributable to Class C shares.

The section of the Prospectus entitled "Fees And Expenses - Examples" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of each period. The second Example assumes you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remained the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would have been:

      IF SHARES ARE REDEEMED                        1 YEAR         3 YEARS       5 YEARS         10 YEARS
      High Yield Fund - Class C                     $  281         $  560        $  964          $2,095
      Select Income Fund -  Class C                 $  299         $  615        $1,057          $2,285
      Tax-Free Bond Fund - Class C                  $  294         $  600        $1,032          $2,233
      U.S. Government Securities Fund - Class C     $  343         $  748        $1,280          $2,736

      IF SHARES ARE NOT REDEEMED                    1 YEAR         3 YEARS       5 YEARS         10 YEARS
      High Yield Fund - Class C                     $  181         $  560        $  964          $2,095
      Select Income Fund -  Class C                 $  199         $  615        $1,057          $2,285
            Tax-Free Bond Fund - Class C            $  194         $  600        $1,032          $2,233
      U.S. Government Securities Fund - Class C     $  243         $  748        $1,280          $2,736

The section of the Funds' Prospectus entitled "Risks Associated With Particular Investments - Foreign Securities Risks" is amended to (1) delete the second sentence of the first paragraph and (2) substitute the following in its place:

      High Yield and Select Income Funds may invest up to 25% of their assets in foreign debt securities.

The section of the Prospectus entitled "Fund Management" is amended to add the following paragraph after the second paragraph:

      A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas, is the sub-adviser to Tax-Free Bond Fund.

The section of the Prospectus entitled "Fund Management" is amended to (1) delete the third paragraph in its entirety and (2) substitute the following paragraph in its place:

      INVESCO, AIM and IDI are subsidiaries of AMVESCAP PLC.

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph and (2) substitute the following paragraph in its place, respectively:

      The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio holdings:

      FUND                                PORTFOLIO MANAGER(S)
      High Yield                          Donovan J. (Jerry) Paul
      Select Income                       Donovan J. (Jerry) Paul
      Tax-Free Bond                       Richard A. Berry
      U.S. Government Securities          Richard R. Hinderlie


The section of the Prospectus entitled "Portfolio Managers" is amended to add the following paragraph after the first paragraph:

      RICHARD A. BERRY, a vice president and senior portfolio manager of AIM, is the portfolio manager of Tax-Free Bond Fund. Richard manages several other AIM fixed-income funds. Before joining AIM in 1987, he served at various times as senior vice president for InterFirst Investment Management
      Company, manager of investor relations at Texas Industries, Inc., vice president of Banc Texas, and investment officer at Southwestern Life Insurance Company. Richard is a Chartered Financial Analyst. He received his M.B.A. in finance and his B.B.A. from Texas Christian University.


This Supplement supersedes the Supplement dated May 10, 2000.

The date of this Supplement is June 1, 2000.

                            INVESCO BOND FUNDS, INC.


                Supplement to Statement of Additional Information
                             dated February 15, 2000

The section of the SAI entitled "Management of the Funds" is amended to add the following sub-section after the sub-section entitled "The Investment Advisory Agreement:"

      THE SUB-ADVISORY AGREEMENT

      With respect to Tax-Free Bond Fund, A I M Capital Management, Inc. ("AIM") serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated May 10, 2000 (the "Sub-Agreement") with INVESCO.

      The Sub-Agreement provides that AIM, subject to the supervision of INVESCO, shall manage the investment portfolios of the Fund in conformity with the Fund's investment policies. These management services include:
      (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of AIM; (e) determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.

      The Sub-Agreement provides that, as compensation for its services, AIM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Fund's net assets. The sub-advisory fees are paid by INVESCO, NOT the Fund. The fees are calculated at the following annual rates:

      Tax-Free Bond Fund

            0.22% on the first $300 million of the Fund's average net assets; 0.18% of the Fund's average net assets from $300 million;
            and 0.14% of the Fund's average net assets from $500 million.


The section of the Statement of Additional Information entitled "Management of the Funds Transfer Agency Agreement" is amended to (1) delete the first sentence of the second paragraph and (2) substitute the following in its place:

      The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $28.50 per shareholder account, or, where applicable, per participant in an omnibus account. Prior to June 1, 2000, this fee was $26.00.


This Supplement supercedes the Supplement dated May 10, 2000.

The date of this Supplement is June 1, 2000.